Derivative Instruments (Schedule Of Mortgage Banking Derivatives) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Interest Rate Commitments [Member]
Derivatives, Fair Value [Line Items]
Notional Amount, Assets	$ 1,048,613	$ 297,454
Fair value, Derivative assets	18,100	3,104
TBA Mortgage-Back Securities [Member]
Derivatives, Fair Value [Line Items]
Notional Amount, Assets	506,750	225,500
Fair Value, Derivative	$ (2,690)	$ (350)